Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantor Obligations [Table Text Block]

	Maximum Potential Obligation
Commitment Period	2013	2012
2026	$500.0	$—
2033	1,350.0	—
2035	—	560.0
2036	1,250.0	—

Credit Facilities [Table Text Block]
The following table provides additional information on the Company’s credit facilities as of December 31, 2013 and 2012 (dollars in millions):

		Amount Utilized(1) December 31,
Facility Capacity	Maturity Date	2013	2012	Basis of Fees
$850.0	December 2015	$67.6	$402.9	Senior unsecured long-term debt rating
200.0	September 2019	200.0	200.0	Fixed
120.0	May 2016	85.1	100.0	Fixed
270.0	November 2017	270.0	—	Fixed
100.0	June 2017	89.4	—	Fixed
58.4	November 2014	58.4	—	Fixed
132.5	March 2019	132.5	—	Fixed

(1)	Represents issued but undrawn letters of credit. There was no cash borrowed for the periods presented.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum office space annual rentals under non-cancelable operating leases along with associated sublease income at December 31, 2013 are as follows (dollars in thousands):

	Operating Leases	Sublease Income
2014	$16,905	$827
2015	10,862	827
2016	8,434	776
2017	5,638	160
2018	4,466	—
Thereafter	15,489	—